Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 12,911,149	₩ 11,820,078
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	February, 2023
Interest rate (%)	0.20%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2021
Maturity date	March, 2040
Interest rate (%)	8.50%
KB Securities and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2013
Maturity date	January, 2023
Interest rate (%)	0.50%
KB Securities and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2021
Maturity date	October, 2029
Interest rate (%)	4.00%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 3,841,375	3,366,400
Gross amount [member] | KB Securities and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	7,671,755	8,505,485
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(12,530)	(16,058)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(24,644)	₩ (35,749)
Exchangeable Bonds [Member] | Foreign Currency Exchangeable Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current bonds issued	₩ 1,435,193